2. FIXED ASSETS - Fixed Assets (Details) - Quarterly Report - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Property and equipment, gross	$ 54,347	$ 16,189
Less: Accumulated depreciation	6,121	2,027
Property and equipment, net	48,226	14,162
Computers
Property and equipment, gross	31,033	12,134
Office Equipment
Property and equipment, gross	$ 23,314	$ 4,055